Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Investments	¥ 1,063,804	¥ 1,096,761
Allowance for loan losses	333,231	416,785
Trading account assets	58,598	92,192
Prepaid pension cost and accrued pension liabilities	11,559	71,690
Financial Stabilization Funds		11,729
Premises and equipment		6,757
Undistributed earnings of subsidiaries	1,193
Net operating loss carryforwards	1,476,045	1,790,354
Other	282,998	302,407
Deferred Tax Assets, Gross, Total	3,227,428	3,788,675
Valuation allowance	(1,952,899)	(2,478,130)
Deferred tax assets, net of valuation allowance	1,274,529	1,310,545
Deferred tax liabilities:
Available-for-sale securities	368,929	354,710
Derivative financial instruments	28,021	32,172
Premises and equipment	3,838
Undistributed earnings of subsidiaries		5,925
Other	52,863	76,121
Deferred tax liabilities	453,651	468,928
Net deferred tax assets	¥ 820,878	¥ 841,617